ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 307	$ 385	$ 630
Charge-offs		(10)	(141)
Recoveries
Provisions	(73)	(68)	(104)
ALLL balance at June 30	234	307	385
Individually evaluated for impairment	15	107
Collectively evaluated for impairment	219	200
Total ALLL balance	234	307	385
1 - 4 Family [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	47	73
Charge-offs
Recoveries
Provisions	56	(26)
ALLL balance at June 30	103	47
Individually evaluated for impairment
Collectively evaluated for impairment	103	47
Total ALLL balance	103	47
Construction [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	117	122
Charge-offs
Recoveries
Provisions	(103)	(5)
ALLL balance at June 30	14	117
Individually evaluated for impairment		107
Collectively evaluated for impairment	14	10
Total ALLL balance	14	117
Land Acquisition & Development [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	8	21
Charge-offs		(10)
Recoveries
Provisions	(3)	(3)
ALLL balance at June 30	5	8
Individually evaluated for impairment
Collectively evaluated for impairment	5	8
Total ALLL balance	5	8
Multi-family [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	14	26
Charge-offs
Recoveries
Provisions	(2)	(12)
ALLL balance at June 30	12	14
Individually evaluated for impairment
Collectively evaluated for impairment	12	14
Total ALLL balance	12	14
Commercial [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	57	76
Charge-offs
Recoveries
Provisions	(12)	(19)
ALLL balance at June 30	45	57
Individually evaluated for impairment
Collectively evaluated for impairment	45	57
Total ALLL balance	45	57
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	53	53
Charge-offs
Recoveries
Provisions	(6)
ALLL balance at June 30	47	53
Individually evaluated for impairment	15
Collectively evaluated for impairment	32	53
Total ALLL balance	47	53
Commercial Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	11	14
Charge-offs
Recoveries
Provisions	(3)	(3)
ALLL balance at June 30	8	11
Individually evaluated for impairment
Collectively evaluated for impairment	8	11
Total ALLL balance	$ 8	$ 11